Equity (Details 3) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	[1]	Mar. 22, 2023
Disclosure of classes of share capital [line items]
decrease in equity adjusted in retained earnings	₨ 0	₨ (88,000)
Patel Auto Engineering Company (India) Private Limited (“PAECIPL”) [Member]
Disclosure of classes of share capital [line items]
Carrying amount of net assets acquired	425,000
Consideration paid	513,000			₨ 525,000
decrease in equity adjusted in retained earnings	₨ (88,000)

[1]	Refer note 18A(d) & (e).